Related parties - Agreements (Details) R$ in Millions, $ in Millions		12 Months Ended
	Nov. 24, 2017 USD ($) shares	Dec. 31, 2017 BRL (R$)	Dec. 31, 2016 BRL (R$)	Sep. 02, 2016 USD ($)
Transactions between related parties
Loan agreement receivable, noncurrent		R$ 9.7	R$ 9.2
Loan agreement receivable, current		73.2
TAP ME
Transactions between related parties
Total value of maintenance services acquired pursuant to such Maintenance Agreements		83.3	R$ 126.0
Shareholder | Loans to shareholders
Transactions between related parties
Loan agreement receivable, noncurrent		9.7		$ 2.8
HNA | Loans to shareholders
Transactions between related parties
Loan agreement receivable, current	$ 22.0	R$ 73.2
One time upfront fee (as a percent)	1.00%
Interest rate (as a percent)	1.00%
Maturity of loan receivable agreement	364 days
Preferred shares pledged as guarantee for loan | shares	25,472,852
LIBOR | Shareholder | Loans to shareholders
Transactions between related parties
Variable spread on interest rate				2.30%